Advances to suppliers net - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Advances to suppliers, net
Balance at beginning of period	$ 148,617	$ 102,884
Addition to allowance for doubtful accounts		90,278
Recovery in allowance for doubtful accounts	(1,763)	(50,013)
Translation adjustments	2,775	5,468
Balance at end of period	$ 149,629	$ 148,617